Post-retirement benefit obligations	12 Months Ended
Jun. 30, 2019
Post-retirement benefit obligations
Post-retirement benefit obligations

33Post-retirement benefit obligations

		2019	2018
for the year ended 30 June	Note	Rm	Rm

Post-retirement healthcare obligations	33.1
South Africa		3 825	3 995
United States of America		268	248

		4 093	4 243
Pension obligations	33.2
Foreign — post-retirement benefit obligation		9 014	8 046
Less short-term portion of post-retirement pension and medical benefit obligations		(399)	(389)

Total post-retirement benefit obligations		12 708	11 900

Pension assets	33.2
South Africa — post-retirement benefit asset		(555)	(582)
Foreign — post-retirement benefit asset		(719)	(916)

Total post-retirement benefit assets		(1 274)	(1 498)

Net pension obligations		7 740	6 548

The group provides post-retirement medical and pension benefits to certain of its retirees, principally in South Africa, Europe and the United States of America. Generally, medical coverage provides for a specified percentage of most medical expenses, subject to pre-set rules and maximum amounts. Pension benefits are payable in the form of retirement, disability and surviving dependent pensions. The medical benefits are unfunded. The pension benefits in South Africa are funded. In the United States of America certain of our Pension Funds are funded. The pension benefits in Europe are unfunded.

Accounting policies:

The group operates or contributes to defined contribution pension plans and defined benefit pension plans for its employees in certain of the countries in which it operates. These plans are generally funded through payments to trustee-administered funds as determined by annual actuarial calculations.

Defined contribution pension plans are plans under which the group pays fixed contributions into a separate legal entity and has no legal or constructive obligation to pay further amounts. Contributions to defined contribution pension plans are charged to the income statement as an employee expense in the period in which the related services are rendered by the employee.

The group’s net obligation in respect of defined benefit pension plans is actuarially calculated separately for each plan by deducting the fair value of plan assets from the gross obligation for post-retirement benefits. The gross obligation is determined by estimating the future benefit attributable to members in return for services rendered to date.

This future benefit is discounted to determine its present value, using discount rates based on government bonds for South African obligations, and corporate bonds in Europe and the US, that have maturity dates approximating the terms of the group’s obligations and which are denominated in the currency in which the benefits are expected to be paid. Independent actuaries perform this calculation annually using the projected unit credit method.

Defined contribution members employed before 2009 have an option to purchase a defined benefit pension with their member share. This option gives rise to actuarial risk, and as such, these members are accounted for as part of the defined benefit fund and are disclosed as such.

Past service costs are charged to the income statement at the earlier of the following dates:

•	when the plan amendment or curtailment occurs; and

•	when the group recognises related restructuring costs or termination benefits.

Actuarial gains and losses arising from experience adjustments and changes to actuarial assumptions, the return on plan assets (excluding amounts included in net interest on the defined benefit liability/(asset)) and any changes in the effect of the asset ceiling (excluding amounts included in net interest on the defined benefit liability/(asset)) are remeasurements that are recognised in other comprehensive income in the period in which they arise.

Where the plan assets exceed the gross obligation, the asset recognised is limited to the lower of the surplus in the defined benefit plan and the asset ceiling, determined using a discount rate based on government bonds.

Surpluses and deficits in the various plans are not offset.

The entitlement to healthcare benefits is usually based on the employee remaining in service up to retirement age and the completion of a minimum service period. The expected costs of these benefits are accrued on a systematic basis over the expected remaining period of employment, using the accounting methodology described in respect of defined benefit pension plans above. Independent actuaries perform the calculation of this obligation annually.

	Healthcare benefits	Pension benefits

Last actuarial valuation — South Africa	31 March 2019	31 March 2019
Last actuarial valuation — United States of America	30 June 2019	30 June 2019
Last actuarial valuation — Europe	n/a	1 April 2019
Full/interim valuation	Full	Full
Valuation method adopted	Projected unit credit	Projected unit credit

The plans have been assessed by the actuaries and have been found to be in sound financial positions.

Principal actuarial assumptions

Weighted average assumptions used in performing actuarial valuations determined in consultation with independent actuaries.

	South Africa				United States of America				Europe

	2019		2018		2019		2018		2019	2018
at valuation date	%		%		%		%		%	%

Healthcare cost inflation
initial	7,5		7,5		8,5	*	7,0	*	n/a	n/a
ultimate	7,5		7,5		4,5	*	5,5	*	n/a	n/a
Discount rate — post-retirement medical benefits	10,5		9,9		3,6		3,9		n/a	n/a
Discount rate — pension benefits	10,0		9,9		2,7		2,7		1,6	1,8
Pension increase assumption	4,7		4,5		n/a	**	n/a	**	1,8	1,8
Average salary increases	5,5	+	5,5	+	4,2		4,2		2,8	2,8
Weighted average duration of the obligation — post-retirement medical obligation	15 years		15 years		9 years		9 years		n/a	n/a
Weighted average duration of the obligation — pension obligation	13 years		13 years		13 years		13 years		18 years	17 years

Assumptions regarding future mortality are based on published statistics and mortality tables.

*        The healthcare cost inflation rate in respect of the plans for the United States of America is capped. All additional future increases due to the healthcare cost inflation will be borne by the participants.

**      There are no automatic pension increases for the United States of America pension plan.

+        Salary increases are linked to inflation.

33.1Post-retirement healthcare obligations

Reconciliation of projected benefit obligation to the amount recognised in the statement of financial position

	South Africa		United States of America		Total

	2019	2018	2019	2018	2019	2018
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm

Projected benefit obligation	3 825	3 995	268	248	4 093	4 243
Less short-term portion	(178)	(177)	(20)	(20)	(198)	(197)

Non-current post-retirement healthcare obligation	3 647	3 818	248	228	3 895	4 046

Reconciliation of the total post-retirement healthcare obligation recognised in the statement of financial position

	South Africa		United States of America		Total

	2019	2018	2019	2018	2019	2018
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm

Total post-retirement healthcare obligation at beginning of year	3 995	3 921	248	242	4 243	4 163
Movements recognised in the income statement:	459	542	26	18	485	560
current service cost	53	73	13	10	66	83
interest cost	407	472	13	8	420	480
curtailments and settlements	(1)	(3)	—	—	(1)	(3)
Actuarial (gains)/losses recognised in other comprehensive income:	(468)	(258)	8	(5)	(460)	(263)
arising from changes in financial assumptions	(293)	(54)	7	(6)	(286)	(60)
arising from changes in actuarial experience	(175)	(204)	1	1	(174)	(203)
Benefits paid	(161)	(210)	(20)	(19)	(181)	(229)
Translation of foreign operations	—	—	6	12	6	12

Total post-retirement healthcare obligation at end of year	3 825	3 995	268	248	4 093	4 243

Sensitivity analysis

The sensitivity analysis is performed in order to assess how the post-retirement healthcare obligation would be affected by changes in the actuarial assumptions underpinning the calculation.

	South Africa		United States of America

	2019	2018	2019		2018
for the year ended 30 June	Rm	Rm	Rm		Rm

1% point change in actuarial assumptions:
Increase in the healthcare cost inflation	518	582	—	*	—	*
Decrease in the healthcare cost inflation	(417)	(475)	—	*	—	*

Increase in the discount rate	(417)	(452)	(23)		(21)
Decrease in the discount rate	507	562	28		25

*        A change in the healthcare cost inflation for the United States of America will not have an effect on the above components or the obligation as the employer’s cost is capped and all future increases due to the healthcare cost inflation are borne by the participants.

A change in the pension increase assumption will not have an effect on the above obligation. In South Africa the post-retirement benefit contributions are linked to medical aid inflation and based on a percentage of income or pension. Where pension increases differ from medical aid inflation, the difference will be need to be allowed for in a change in the percentage of income or pension charged. The are no automatic pension increase for the United states pension plan.

The sensitivities may not be representative of the actual change in the post-retirement healthcare obligation, as it is unlikely that the changes would occur in isolation of one another, and some of the assumptions may be correlated.

Healthcare cost inflation risk

Healthcare cost inflation is CPI inflation plus two percentage points over the long term. An increase in healthcare cost inflation will increase the obligation of the plan.

Discount rate risk

The discount rate is derived from prevailing bond yields. A decrease in the discount rate will increase the obligation of the plan.

Pension increase risk

The South African healthcare plan is linked to pension benefits paid, which are to some extent linked to inflation. Accordingly, increased inflation levels represent a risk that could increase the cost of paying the funds committed to benefits.

Other

Changes in other assumptions used could also affect the measured liabilities. There is also a regulatory risk as well as foreign funds under the jurisdiction of other countries. To the extent that governments can change the regulatory frameworks, there may be a risk that minimum benefits or minimum pension increases may be instituted, increasing the associated cost for the fund.

33.2Pension benefits

South African operations

Background

In 1994, all members were given the choice to voluntarily transfer to the newly established defined contribution section of the pension fund and approximately 99% of contributing members chose to transfer to the defined contribution section.

Defined benefit option for defined contribution members

In terms of the rules of the fund, on retirement, employees employed before 1 January 2009 have an option to purchase a defined benefit pension with their member share. Should a member elect this option, the group is exposed to actuarial risk. In terms of IAS 19, the classification requirements stipulate that where an employer is exposed to any actuarial risk, the fund must be classified as a defined benefit plan.

Fund assets

The assets of the fund are held separately from those of the company in a trustee administered fund, registered in terms of the South African Pension Funds Act, 1956. Included in the fund assets at 31 March 2019 are 1 681 008 (2018 – 1 678 808) Sasol ordinary shares valued at R589 million (2018 – R844 million) at year-end purchased under terms of an approved investment strategy, and property valued at R1 561 million (2018 – R1 543 million) that is currently occupied by Sasol.

Membership

A significant number of employees are covered by union sponsored, collectively bargained, and in some cases, multi-employer defined contribution pension plans. Information from the administrators of these plans offering defined benefits is not sufficient to permit the company to determine its share, if any, of any unfunded vested benefits.

Pension fund assets

The assets of the pension funds are invested as follows:

	South Africa		United States of America

	2019	2018	2019	2018
at 30 June	%	%	%	%

Equities	53	53	38	32
resources	6	6	7	5
industrials	2	3	4	3
consumer discretionary	10	12	4	4
consumer staples	11	12	3	2
healthcare	5	3	4	3
information technologies	5	4	7	7
telecommunications	3	1	2	2
financials (ex real estate)	11	12	7	6
Fixed interest	13	10	49	59
Direct property	15	17	5	5
Listed property	4	5	—	—
Cash and cash equivalents	4	4	—	—
Third party managed assets	11	11	—	—
Other	—	—	8	4

Total	100	100	100	100

The pension fund assets are measured at fair value at valuation date. The fair value of equity has been calculated by reference to quoted prices in an active market. The fair value of property and other assets has been determined by performing market valuations and using other valuation techniques at the end of each reporting period.

Investment strategy

The trustees target the plans’ asset allocation within the following ranges within each asset class:

	South Africa(1)		United States of America

	Minimum	Maximum	Minimum	Maximum
Asset classes	%	%	%	%

Equities
local	30	45	—	100
foreign	15	30	—	100
Fixed interest	5	25	—	100
Property	10	25	—	100
Other	—	15	—	100

(1)Members of the defined contribution scheme have a choice of four investment portfolios. The targeted allocation disclosed represents the moderate balanced investment portfolio which the majority of the members of the scheme have adopted. The total assets of the fund under these investment portfolios are R139 million, R52 080 million, R791 million and R1 034 million for the low risk portfolio, moderate balanced portfolio, aggressive balanced portfolio and money market portfolio, respectively. Defined benefit members’ funds are invested in the moderate balanced portfolio. The money market portfolio is restricted to active members from age 55.

The trustees of the respective funds monitor investment performance and portfolio characteristics on a regular basis to ensure that managers are meeting expectations with respect to their investment approach. There are restrictions and controls placed on managers in this regard.

Reconciliation of the projected net pension liability/(asset) recognised in the statement of financial position

	South Africa		Foreign		Total

	2019	2018	2019	2018	2019	2018
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm

Projected benefit obligation (funded)	51 241	47 285	3 697	3 105	54 938	50 390
defined benefit portion	21 550	19 970	3 697	3 105	25 247	23 075
defined benefit option for defined
contribution members	29 691	27 315	—	—	29 691	27 315
Plan assets	(54 115)	(50 128)	(4 270)	(3 890)	(58 385)	(54 018)
defined benefit portion	(24 254)	(22 502)	(4 270)	(3 890)	(28 524)	(26 392)
defined benefit option for defined
contribution members	(29 861)	(27 626)	—	—	(29 861)	(27 626)
Projected benefit obligation (unfunded)	—	—	8 868	7 915	8 868	7 915
Asset not recognised due to asset limitation	2 319	2 261	—	—	2 319	2 261

Net liability/(asset) recognised	(555)	(582)	8 295	7 130	7 740	6 548

The increase of R58 million in the asset limitation (2018 – R1 051 million) was recognised as a gain in other comprehensive income.

	South Africa		Foreign		Total

	2019	2018	2019	2018	2019	2018
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm

Pension asset	(555)	(582)	(719)	(916)	(1 274)	(1 498)
Pension benefit obligation	—	—	9 014	8 046	9 014	8 046
long-term portion	—	—	8 813	7 854	8 813	7 854
short-term portion	—	—	201	192	201	192
Net liability/(asset)	(555)	(582)	8 295	7 130	7 740	6 548

The obligation which arises for the defined contribution members with the option to purchase into the defined benefit fund is limited to the assets that they have accumulated until retirement date. However, after retirement date, there is actuarial risk associated with the members as full defined benefit members.

Based on the latest actuarial valuation of the fund and the approval of the trustees of the surplus allocation, the company has an unconditional entitlement to only the funds in the employer surplus account and the contribution reserve. The estimated surplus due to the company amounted to approximately R1 274 million (2018 – R1 498 million) and has been included in the pension asset recognised in the current year.

Investment risk

The actuarial valuation assumes certain asset returns on invested assets. If actual returns on plan assets are below the assumption, this may lead to a strain on the fund, which, over time, may lead to a plan deficit. In order to mitigate the concentration risk, the fund assets are invested across equity securities, property securities and debt securities. Given the long-term nature of the obligations, it is considered appropriate that investment is made in equities and real estate to improve the return generated by the fund. These may result in improved pension benefits to members.

Pension increase risk

Benefits in these plans are to some extent linked to inflation so increased inflation levels represent a risk that could increase the cost of paying the funds committed to benefits. This risk is mitigated as pension benefits are subject to affordability.

Discount rate risk

The discount rate is derived from prevailing bond yields. A decrease in the discount rate used will increase the obligation of the plan.

Other

Changes in other assumptions used could also affect the measured liabilities. There is also a regulatory risk as well as foreign funds under the jurisdiction of other countries. To the extent that governments can change the regulatory frameworks, there may be a risk that minimum benefits or minimum pension increases may be instituted, increasing the associated cost for the fund.

Reconciliation of projected benefit obligation

	South Africa		Foreign		Total

	2019	2018	2019	2018	2019	2018
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm

Projected benefit obligation at beginning of year	47 285	46 508	11 020	9 774	58 305	56 282
Movements recognised in income statement:	5 694	5 678	677	596	6 371	6 274
current service cost	1 042	1 028	454	386	1 496	1 414
curtailments and settlements	3	—	(14)	—	(11)	—
interest cost	4 649	4 650	237	210	4 886	4 860
Actuarial (gains)/losses recognised in other comprehensive income:	262	(2 950)	1 098	462	1 360	(2 488)
arising from changes in demographic
assumptions	—	—	(7)	20	(7)	20
arising from changes in financial assumptions	174	(2 950)	1 059	312	1 233	(2 638)
arising from change in actuarial experience	88	—	46	130	134	130
Member contributions	482	447	—	—	482	447
Benefits paid	(2 482)	(2 398)	(278)	(477)	(2 760)	(2 875)
Transferred to held for sale assets	—	—	—	(30)	—	(30)
Translation of foreign operations	—	—	48	695	48	695

Projected benefit obligation at end of year	51 241	47 285	12 565	11 020	63 806	58 305

unfunded obligation*	—	—	8 868	7 915	8 868	7 915
funded obligation	51 241	47 285	3 697	3 105	54 938	50 390

*        Certain of the foreign defined benefit plans have reimbursement rights under contractually agreed legal binding terms that match the amount and timing of some of the benefits payable under the plan. This reimbursive right has been recognised in long-term receivables at fair value (2019 – R217 million; 2018 – R305 million). A decrease of R83 million (2018 — decrease of R1 million) has been recognised as a loss in other comprehensive income in respect of the reimbursive right.

Reconciliation of plan assets of funded obligation

	South Africa		Foreign		Total

	2019	2018	2019	2018	2019	2018
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm

Fair value of plan assets at beginning of year	50 128	48 340	3 890	2 514	54 018	50 854
Movements recognised in income statement:	4 702	4 707	113	67	4 815	4 774
interest income	4 927	4 829	113	67	5 040	4 896
interest on asset limitation	(225)	(122)	—	—	(225)	(122)
Actuarial gains/(losses) recognised in other comprehensive income:	229	(1 959)	285	180	514	(1 779)
arising from return on plan assets	229	(1 959)	285	180	514	(1 779)
(excluding interest income)
Plan participant contributions*	482	447	—	—	482	447
Employer contributions* +	1 056	991	6	1 233	1 062	2 224
Benefit payments	(2 482)	(2 398)	(121)	(314)	(2 603)	(2 712)
Translation of foreign operations	—	—	97	210	97	210

Fair value of plan assets at end of year	54 115	50 128	4 270	3 890	58 385	54 018

Actual return on plan assets	4 931	2 748	398	247	5 329	2 995

*        Contributions, for the defined contribution section, are paid by the members and Sasol at fixed rates.

+         In 2018, in the United States of America there was a once-off payment R963 million (US$75 million) made by the employer to the fund.

Contributions

Funding is based on actuarially determined contributions. The following table sets forth the projected pension contributions of funded obligations for the 2019 financial year.

	South Africa	Foreign
	Rm	Rm

Pension contributions	1 106	120

Sensitivity analysis

A sensitivity analysis is performed in order to assess how the post-retirement pension obligation would be affected by changes in the actuarial assumptions underpinning the calculation.

	South Africa		Foreign

	2019	2018	2019		2018
for the year ended 30 June	Rm	Rm	Rm		Rm

1% point change in actuarial assumptions
Increase in average salaries increase assumption	12	14	494		454
Decrease in average salaries increase assumption	(12)	(13)	(430)		(368)

Increase in the discount rate	(1 654)	(1 447)	(1 806)		(1 634)
Decrease in the discount rate	2 463	1 981	2 370		2 174

Increase in the pension increase assumption	2 541	2 035	1 142	*	1 071	*
Decrease in the pension increase assumption	(1 727)	(1 523)	(934	)*	(851	)*

*        This sensitivity analysis relates only to the Europe obligations as there are no automatic pension increases for the United States of America pension plan, and thus it is not one of the inputs utilised in calculating the obligation.

The sensitivities may not be representative of the actual change in the post-retirement pension obligation, as it is unlikely that the changes would occur in isolation of one another, and some of the assumptions may be correlated.